SCHEDULE OF FAIR VALUE ASSUMPTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility minimum	74.00%	74.00%	74.00%
Expected volatility maximum	85.00%	97.00%	76.00%
Risk-free interest rate minimum	3.30%	3.30%	3.30%
Risk-free interest rate maximum	3.90%	5.80%	3.90%
Equity Classified Awards [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	2 years	2 years	4 years
Exercise price (USD)	$ 1.98	$ 1.98	$ 3.32
Equity Classified Awards [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	3 years	7 years	7 years
Exercise price (USD)	$ 2.86	$ 18.01	$ 11.78
Liability Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield			0.00%
Expected volatility minimum			81.20%
Expected volatility maximum			90.90%
Risk-free interest rate minimum			4.97%
Risk-free interest rate maximum			5.35%
Exercise price (USD)
Expected volatility
Risk-free interest rate
Liability Classified Awards [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)			2 years
Exercise price (USD)			$ 4.57
Liability Classified Awards [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)			4 years
Exercise price (USD)			$ 15.67